Related Party Transactions	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related party transactions	17. Related party transactions No reportable related party transactions occurred during the six months ended June 30, 2023 or 2022 other than the remuneration of key management personnel.